Information by business segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net revenues	$ 2,766,481	$ 2,573,233	$ 3,033,990
Cost of sales	(2,228,410)	(2,274,357)	(2,393,936)
Gross profit	538,071	298,876	640,054
Impairment loss of long-lived assets	32,870	114,643	32,512
Other income and expenses, net	(33,511)	(110,584)	(2,674)
Adjusted EBITDA	714,080	406,041	763,205
Change in fair value of energy forward contracts	81	(15,663)
Other restoration obligations		6,960
Divestment and restructuring	(9,028)
Share in the results of associates	21,223	23,536	1,885
(Loss) income before income tax	(71,851)	(296,084)	227,971
Impairment of other assets			(9,302)
Operating segments [member]
IfrsStatementLineItems [Line Items]
Net revenues	2,766,481	2,573,233	3,033,990
Cost of sales	(2,228,410)	(2,274,357)	(2,393,936)
Gross profit	538,071	298,876	640,054
Selling, general and administrative	(127,328)	(126,599)	(145,170)
Mineral exploration and project evaluation	(67,976)	(99,612)	(98,801)
Impairment loss of long-lived assets	(32,870)	(114,643)	(32,512)
Other income and expenses, net	(33,511)	(110,584)	(2,674)
Operating (loss) income	276,386	(152,562)	360,897
Depreciation and amortization	330,198	310,475	292,140
Miscellaneous adjustments	107,496	248,128	110,168
Adjusted EBITDA	714,080	406,041	763,205
Operating segments [member] | Mining Segment [Member]
IfrsStatementLineItems [Line Items]
Net revenues	1,349,666	1,090,276	1,248,027
Cost of sales	(1,011,742)	(1,026,178)	(904,370)
Gross profit	337,924	64,098	343,657
Selling, general and administrative	(66,307)	(61,690)	(64,219)
Mineral exploration and project evaluation	(60,939)	(90,238)	(88,867)
Impairment loss of long-lived assets	(32,870)	(109,347)	(32,276)
Other income and expenses, net	(41,714)	(67,876)	(32,787)
Operating (loss) income	136,094	(265,053)	125,508
Depreciation and amortization	243,111	229,153	206,540
Miscellaneous adjustments	84,866	196,529	110,993
Adjusted EBITDA	464,071	160,629	443,041
Operating segments [member] | Smelting Segment [Member]
IfrsStatementLineItems [Line Items]
Net revenues	1,997,341	1,946,661	2,466,967
Cost of sales	(1,799,773)	(1,726,271)	(2,190,530)
Gross profit	197,568	220,390	276,437
Selling, general and administrative	(57,197)	(61,097)	(60,287)
Mineral exploration and project evaluation	(7,887)	(9,374)	(9,934)
Impairment loss of long-lived assets		(5,296)	(236)
Other income and expenses, net	7,984	(26,412)	43,049
Operating (loss) income	140,468	118,211	249,029
Depreciation and amortization	86,458	80,471	77,904
Miscellaneous adjustments	22,630	51,599	(825)
Adjusted EBITDA	249,556	250,281	326,108
Operating segments [member] | Adjustment [Member]
IfrsStatementLineItems [Line Items]
Impairment loss of long-lived assets	(32,870)	(114,643)	(32,512)
Miscellaneous adjustments	(107,496)	(248,128)	(110,168)
Changes in fair value of offtake agreement	(102)	2,268	24,267
Impairment (reversal) of other assets	(307)
Aripuana ramp up impacts	(25,158)
Loss on sale of property, plant and equipment	(16,183)	(3,734)	(698)
Remeasurement in estimates of asset retirement obligations	5,310	3,125	6,182
Remeasurement adjustment of streaming agreement	(21,084)	(10,121)	(10,565)
Change in fair value of energy forward contracts	81	(15,663)
Other restoration obligations	(1,026)	(6,960)
Divestment and restructuring	9,028
Dividends received in cash	(25,185)
Depreciation and amortization	(330,198)	(310,475)	(292,140)
Share in the results of associates	21,223	23,536	1,885
Net financial results	(369,460)	(167,058)	(134,811)
(Loss) income before income tax	(71,851)	(296,084)	227,971
Ramp-up expenses of greenfield projects Aripuana		(15,494)	(87,540)
Tax voluntary disclosure		(86,906)
Impairment of other assets			(9,302)
Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Net revenues	(604,034)	(468,250)	(683,583)
Cost of sales	604,034	468,250	683,583
Material reconciling items [member]
IfrsStatementLineItems [Line Items]
Net revenues	23,508	4,546	2,579
Cost of sales	(20,929)	9,842	17,381
Gross profit	2,579	14,388	19,960
Selling, general and administrative	(3,824)	(3,812)	(20,664)
Mineral exploration and project evaluation	850
Other income and expenses, net	219	(16,296)	(12,936)
Operating (loss) income	(176)	(5,720)	(13,640)
Depreciation and amortization	629	851	7,696
Adjusted EBITDA	$ 453	$ (4,869)	$ (5,944)